GOODWILL AND INTANGIBLE ASSETS - Changes in Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Goodwill, January 1,	$ 5,703	$ 5,749	$ 5,749	$ 4,875
Acquisition			0	847
Currency translation	14	$ (46)	(46)	27
Goodwill, ending balance	$ 5,717		$ 5,703	$ 5,749